COMMON STOCK AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
COMMON STOCK AND WARRANTS

NOTE 10 – COMMON STOCK AND WARRANTS

1.	On January 2, 2025, the Company consummated a Private Placement transaction contemplated by the securities purchase agreement, dated December 10, 2024, and issued 1,704,116 shares; pre-funded warrants to purchase 4,545,884 shares; and warrants to purchase 9,375,000 shares of the Company’s common stock at an exercise price of $0.24. The Company received gross proceeds of $1,500 as a result of such issuances.

During February, March and April 2025, the Company issued 1,573,265, 1,747,620 and 575,000 shares of common stock, respectively, following exercises of pre-funded warrants.

The Company considered the guidelines of ASC 815 and determined that the warrants issued in the Private Placement meet the definition of a liability and were therefore classified as warrant liabilities in the balance sheet. The pre-funded warrants were classified as equity.

Upon initial recognition, the Company calculated the warrant liabilities at their fair value at $9.6 million, resulting in a non-cash loss of approximately $8.1 million, which was recognized in the statement of comprehensive loss.

On March 14, 2025, holders of warrants to purchase 729,166 shares of common stock exercised their warrants at an exercise price of $0.24 for total consideration of $175. In connection with the exercise, the Company calculated the fair value of the exercised warrants as of the date of exercise and recognized a non-cash gain of approximately $534, reflecting the difference between the carrying amount of the warrant liabilities and their fair value at the time of exercise.

During May and June, 2025, holders of warrants to purchase 6,633,333 shares of common stock exercised their warrants at an exercise price of $0.24 for total consideration of $1,592. In connection with the exercise, the Company calculated the fair value of the exercised warrants as of the date of exercise and recognized a non-cash loss of approximately $1,025, reflecting the difference between the carrying amount of the warrant liabilities and their fair value at the time of exercise.

For the six months ended June 30, 2025, the Company recorded a non cash loss of approximately $7 million, which attributable to the change in fair value of the remaining warrant liabilities, as reflected in the statement of comprehensive loss.

As of June 30, 2025, the Company calculated the fair value of the remaining warrant liabilities in the amount of $429.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 10 – COMMON STOCK AND WARRANTS (continued)

The fair value of the warrant liabilities was determined using a Black-Scholes option pricing module. The assumptions used to perform the calculations are detailed below:

Month	Expected volatility (%) (*)	Risk free interest rate	Expected dividend yield	Expected term of options (years)	Exercise price (US dollars)	Share price (US dollars)	Fair value (U.S. dollars)
January, 2025	140.61%	4.38%	0.0%	5.5	$0.24	$1.07	$9,651
March, 2025	151.68%	4.09%	0.0%	5.3	$0.24	$0.31	$212
May, 2025	156.95%-159.21%	3.87%-4.17%	0.0%	5.10-5.16	$0.24	$0.27-$0.68	$22-$1,092
June, 2025	157.30%-157.96%	3.79%- 4.04%	0.0%	5.00-5.04	$0.24	$0.23-$0.24	$223-$429

(*)	The expected volatility was based on the historical volatility of the share price of the Company.

2.	During the six months ended June 30, 2025, the Company recorded share base compensation expenses in General and Administrative expenses in the amount of $74 related to shares issued by the Company to service providers by December 31, 2023.

3.	On May 11, 2025 the board of directors of the Company approved the issuance of an equity grant to executive officers and consultants amounting to a total of 900,000 and 3,500,000 shares of common stock, par value $0.0001, respectively. The shares were issued on May 12, 2025.

4.	On May 12, 2025, the Company, entered into a Purchase Agreement (the “Agreement”) with YA II PN, Ltd. (the “Investor”) pursuant to which the Investor committed to advance the Company the aggregate principal amount of $3,000, of which (i) up to $1,500 will be made available within 60 days following the date a new registration statement has been filed by the Company with the SEC registering the resale of the shares issuable pursuant to the Standby Equity Purchase Agreement dated as of December 22, 2023 (the “SEPA II”) between the Company and the Buyer (the “First Closing”), and (ii) up to $1,500 will be made available within 60 days following the date that said registration statement is declared effective by the SEC (the “Second Closing,” and together with the First Closing, each, a “Closing”). The Second Closing must take place within 180 days of the First Closing.

The Notes to be issued at each Closing will be issued at a purchase price equal to 100% of the amount advanced to the Company, bear interest at 8% per annum and mature 12 months from issuance. Sixty days after the issuance of each Note, the Company will pay the Investor in ten equal monthly installments $150 of principal and accrued and unpaid interest thereon. Such monthly installments can be made, at the option of the Company, in cash or by submitting an advance notice pursuant to the SEPA II, or any combination thereof. The Note provides for typical events of default, including the failure of the Company to remain on The Nasdaq Capital Market LLC or file with the SEC any periodic report; upon an event of default interest accrues at the rate of 18% per annum. The Company has the right to prepay all or a portion of the outstanding principal and accrued interest thereon by paying a $7,500 prepayment penalty on each monthly installment.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 10 – COMMON STOCK AND WARRANTS (continued)

The Company paid the Investor a structuring fee of $15 and on May 13, 2025 issued, 675,675 shares to the Investor which represents $300 worth of shares based on the last closing price of the shares immediately before the execution and delivery of the Agreement. See also Note 14 below.

NOTE 13 – STOCKHOLDERS’ EQUITY

Description of the rights attached to the Shares in the Company:

Common Stock:

Each share of Common Stock entitles the holder to one vote, either in person or by proxy, at meetings of stockholders. The holders are not permitted to vote their shares cumulatively. Accordingly, the stockholders of the Company’s Common Stock who hold, in the aggregate, more than fifty percent of the total voting rights can elect all of the directors and, in such event, the holders of the remaining minority shares will not be able to elect any of such directors. The vote of the holders of a majority of the issued and outstanding shares of Common Stock entitled to vote thereon is sufficient to authorize, affirm, ratify or consent to such act or action, except as otherwise provided by law.

Transactions:

1.	In connection with Mr. Joachim Fuchs’ appointment as Chairman of the board of directors of Save Foods Ltd, on February 10, 2022, Save Foods Ltd. entered into a consulting agreement with Mr. Fuchs., pursuant to which Mr. Fuchs will be paid a monthly fee of NIS 5 thousands (approximately $2) and subject to the Board approval, 1,286 shares of common Stock and, subject to the terms of the equity incentive plan to be adopted by the Company, options to purchase 6,015 shares of Common Stock which represented 1.5% of the Company’s’ outstanding capital stock as of the date of the agreement of which (1) 0.5% of such options have an exercise price of $7.00 per share and vest in 4 equal installments during the 12 month period commencing on January 1, 2022 (the “Effective Date”), (2) 0.5% of such options have an exercise price of $8.75 and l vest in 4 equal installments during the 12 month period following the 12 month anniversary of the Effective Date, (3) 0.5% of such options have an exercise price of $10.50 and vest in 4 equal installments during the 12 month period following the 24 month anniversary of the Effective Date. The Company determined the fair value of the options at $91.

On March 29, 2023, the Board approved an amendment to the consulting agreement pursuant to which Mr. Fuchs will receive monthly compensation of $1 and 7,143 restricted shares of Common Stock under the Company’s 2022 Share Incentive Plan in lieu of the above-described options. These shares are subject to a twenty four month lockup period. See paragraph 8 below.

On August 21, 2024 the Company issued a one-time bonus of 10,000 shares of common stock in connection with Mr. Fuchs departure from Save Foods Ltd. The shares were estimated at $3 based on the share price of the common stock on date of termination agreement.

2.	On March 10, 2022, the Company entered into an Investor Relations Agreement with a consultant for a period of 12 months pursuant to which the Company will pay the consultant for his services a monthly fee of $11 and will issue 2,000 shares of Common Stock of the Company. The shares were issued on March 10, 2022. During the year ended December 31, 2023, the Company recorded share-based compensation expenses of $84 in respect of the above shares.

3.	On September 6, 2022, the Company entered into a Services Agreement with a consultant. pursuant to which the consultant will provide the Company with strategic advisory services for a period of six months. The Company agreed to pay the consultant $275 for his services of which $195 were recorded as investor relations expenses as of December 31, 2023. In addition, the Company issued 7,143 shares of Common Stock to the consultant during the year ended December 31, 2022. During the year ended December 31, 2023, the Company recorded share-based compensation expenses of $41 in respect of the above shares.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 13 – STOCKHOLDERS’ EQUITY (continued)

4.	On October 26, 2022, the Board approved the issuance of 7,143 shares of Common Stock to a consultant pursuant to an investor relations consulting agreement and quarterly issuances of 1,286 shares of Common Stock commencing January 1, 2023 and ending on December 31, 2024. On each of January 2, 2023, April 3, 2023, August 7, 2023 and November 8, 2023, the Company issued 1,286 shares of Common Stock. In addition, on December 20, 2023, the Board approved the issuance of 111,553 shares of Common Stock to the consultant. On December 21, 2023, the Company issued 111,553 shares of Common Stock. The Company determined the value of the shares issued based on the share price of the date of the board approval. The Company recorded share based compensation expenses of $272 for the year ended December 31, 2023. On March 18, 2024 and July 25, 2024, the Company issued 1,286 shares of common stock to a consultant for consulting services provided to the Company. The shares were estimated at $36 based on the share price of the common stock on October 26, 2022. As of December 31, 2024, the Company recorded the commitment to issue an additional 2,572 shares estimated at $36.

5.	On October 26, 2022, the Board approved the quarterly issuances of 715 shares of Common Stock to each of two consultants commencing on January 1, 2023, and ending on December 31, 2024. On January 2, 2023, April 3, 2023 and August 7, 2023, the Company issued 715 shares of Common Stock to each of the consultants. The Company determined the value of the shares issued based on the share price on the date of the board approval. The Company recorded share-based compensation expenses of $60 for the year ended December 31, 2023.

On August 3, 2023, the Board approved the issuance of a one-time bonus of 21,428 shares of Common Stock to each of the two consultants. On August 7, 2023, the Company issued 21,428 shares of Common Stock to each of the consultants. In addition, on December 20, 2023, the Board approved the issuance of 100,000 shares of Common Stock to each of the two consultants. On December 21, 2023, the Company issued 100,000 shares of Common Stock for each of the consultants. The Company determined the value of the shares issued based on the share price of the date of the board approval. As of December 31, 2023, the Company recorded share-based compensation expenses of $533.

6.	On January 20, 2023, the Company entered into a consulting agreement with a consultant for a period of twelve months pursuant to which the Company will issue on a quarterly basis, subject to the approval of the board (a) 3,572 restricted shares of the Company’s Common Stock for services rendered for the first quarter of 2023, and (b) 2,143 restricted shares of Common Stock for services rendered for each subsequent quarter of 2023, such that the consultant will receive an aggregate of 10,001 restricted shares of Common Stock.

On February 13, 2023, the Company issued 3,572 shares of Common Stock.

On April 27, 2023, the Company issued 2,143 shares of Common Stock. The Company determined the value of the shares issued based on the share price of the date of board approval. The Company recorded share-based compensation expenses of $48 for the year ended December 31, 2023.

On June 14, 2023, the Company entered into a consulting agreement with a consultant for a period of 30 months pursuant to which the Company will issue, subject to the approval of the board, 32,143 restricted shares of the Company’s Common Stock. These shares will be subject to a lockup period pursuant to the following schedule: (a) 10,715 shares of Common Stock upon the six month anniversary of the agreement date, (b) 10,714 shares of Common Stock upon the nine month anniversary of the agreement date, and (c) 10,714 shares of Common Stock upon the twelve month anniversary of the agreement date.

On June 21, 2023, the Company issued 32,143 restricted shares of Common Stock. The Company determined the value of the shares issued at $147 based on the share price on the agreement date, of which $59 and $32 was recorded as share based compensation expenses during the year ended December 31, 2024 and 2023, respectively and the remaining was classified as prepaid expenses in other current assets.

On November 15, 2023, the consulting agreement dated June 14, 2023, was amended pursuant to which the consultant will receive additional 20,000 restricted shares of Common Stock. On November 20, 2023, the Company issued 20,000 restricted shares of Common Stock. The Company determined the value of the shares issued at $44 based on the share price on the amendment to the agreement date, of which $14 and $10 was recorded as share based compensation expenses during the year ended December 31, 2024 and 2023, respectively and the remaining was classified as prepaid expenses in other current assets.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 13 – STOCKHOLDERS’ EQUITY (continued)

On May 8, 2024 the Company issued 30,000 shares of common stock to the consultant, for services provided to the Company pursuant to an amendment of a consulting agreement, dated November 15, 2023. The shares were estimated at $31 based on the share price of the common stock on May 8, 2024.

7.	On March 29, 2023, the board approved an amendment to the consulting agreement with EU Agritech Investment Ltd. (“EU Agritech”), pursuant to which EU Agritech will receive $100 in restricted shares of Common Stock to be issued on the effective date of the amendment as compensation for the first twelve months of services provided to the Company. On April 3, 2023, the Company issued 21,009 shares of Common Stock to EU Agritech. During the year ended December 31, 2023, the Company recorded $100 as share based compensation expenses.

8.	On March 29, 2023, the board approved the issuance of an equity grant to executive officers, employees, directors and consultants of an aggregate of 142,860 shares of Common Stock (such number includes the restricted shares issued pursuant to the amendment of the consulting agreement with Joachim Fuchs as detailed in paragraph 1 above. Such shares were issued on April 3, 2023. The Company estimated the value of the shares issued at $678 based on the share price of the date of the board approval and recorded $678 as share based compensation expenses during the year ended December 31, 2023.

9.	On March 31, 2023, the Company entered into the securities exchange agreement with Plantify pursuant to which the Company and Plantify agreed to issue 19.99% of its issued and outstanding capital stock on a pre-closing basis to the other. Upon the closing of the securities exchange on April 5, 2023, the Company issued 166,340 shares of Common Stock to Plantify (see note 6 above).

10.	On May 28, 2023, the Company entered into a consulting agreement with a consultant for a period of 18 months pursuant to which the Company will issue, subject to the approval of the board, 25,715 restricted shares of the Company’s Common Stock. These shares will be subject to a lockup period pursuant to the following schedule: (a) 8,572 shares of Common Stock upon the six months anniversary of the agreement date, (b) 8,572 shares of Common Stock upon the nine months anniversary of the agreement date, and (c) 8,571 shares of Common Stock upon the twelve months anniversary of the agreement date.

On June 21, 2023, the Company issued 25,715 restricted shares of Common Stock. The Company determined the value of the shares issued at $122 based on the share price on the agreement date, of which $75 and $47 was recorded as share based compensation expenses during the year ended December 31, 2024 and 2023, respectively.

11.	On May 28, 2023, the Company entered into a consulting agreement with a consultant for a period of two years pursuant to which the Company will issue, subject to the approval of the board, 35,715 restricted shares of the Company’s Common Stock. These shares will be subject to a lockup period pursuant to the following schedule: (a) 11,905 shares of Common Stock upon the six month anniversary of the agreement date, (b) 11,905 shares of Common Stock upon the nine month anniversary of the agreement date, and (c) 11,905 shares of Common Stock upon the 12 month anniversary of the agreement date.

On June 21, 2023, the Company issued 35,715 restricted shares of Common Stock. The Company determined the value of the shares issued at $170 based on the share price on the agreement date, of which $85 and $51 was recorded as share based compensation expenses during the year ended December 31, 2024 and 2023, respectively and the remaining was classified as prepaid expenses in other current assets.

12.	On June 15, 2023, the Company entered into a consulting agreement with a consultant for a period of three months pursuant to which the Company will issue, subject to the approval of the board, the following: (a) restricted Common Stock representing an aggregate value of $75, upon the execution of the agreement, and (b) a monthly cash fee of $5.

The Company issued an aggregate of 16,485 shares of Common Stock and recorded $75 as share based compensation expenses during the year ended December 31, 2023.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 13 – STOCKDERS’ EQUITY (continued)

13.	On June 21, 2023, the Company entered into a consulting agreement with legal advisors pursuant to which such counsel will be paid $22 in cash and $23 in restricted Common Stock for services provided to the Company. Cash payment of $11 and $11, in restricted Common Stock was paid upon execution of the agreement and the remaining amounts will be paid upon the completion of the legal services. On July 6, 2023, the Company issued 4,945 shares of restricted Common Stock as consideration for the first installment. The Company determined the value of the shares issued at $24 based on the share price on the agreement date, which recorded as share based compensation expenses during the year ended December 31, 2023.

On September 6, 2023, the Company issued 6,123 shares of Common Stock to legal counsel pursuant to the August 7, 2023 retainer legal services agreement. The Company determined the value of the shares issued at $67 based on the share price on the agreement date, of which $40 and $27 was recorded as share based compensation expenses during the year ended December 31, 2024 and 2023, respectively.

On December 11, 2023, the Company entered into an additional consulting agreement pursuant to which the legal advisors will provide the Company with certain legal services in consideration for total of $25 in cash and 12,500 restricted Common Stock of the Company. Cash payment of $10 shall be paid upon execution of the agreement and the remaining after the completion of the legal services. On December 26, 2023, the Company issued 12,500 shares of restricted Common Stock. The Company determined the value of the shares issued at $39 based on the share price on the agreement date, which recorded as share based compensation expenses during the year ended December 31, 2024.

On November 3, 2024, the Company’s board of directors approved (i) the payment of an aggregate of $25 to legal counsel in connection with the preparation of a registration statement (half of which was immediately payable and half of which is payable upon the filing of such registration statement) and (ii) the issuance of 50,000 shares of its common stock. If within 18 months of issuance, the aggregate value of such stock is less than $13, the Company will pay to such legal counsel the difference in cash between the value of the sale of the shares and $13. The Company determined the value of the shares issued at $12 based on the share price on November 3, 2024, which recorded as prepaid expenses in other current assets.

14.	On July 23, 2023, the Company, entered into a Standby Equity Purchase Agreement (the “SEPA I”), with YA II PN, Ltd. (the “Investor”), pursuant to which the Investor agreed to purchase up to $3.5 million shares of the Company’s Common Stock over the course of 40 months after the date of the SEPA I. The price of shares to be issued under the SEPA I will be 94% of the lowest volume weighted average trading price (the “VWAP”) of the Company’s Common Stock for the three consecutive trading days commencing on the delivery of each advance notice by the Company. Each issuance and sale by the Company to the Investor under the SEPA I (an “Advance”) is subject to a maximum amount equal to the greater of 100% of the Daily Traded Amount (being the product obtained by multiplying the daily trading volume of the Company’s shares as reported by Bloomberg L.P., by the VWAP for such trading day) during the five trading days prior to an Advance notice and $200. With respect to each Advance notice, if the Company notifies the Investor of a minimum acceptable price with respect to such Advance, then if there is no VWAP or if such price is below the minimum price indicated by the Company, there will be an automatic reduction to the amount of the Advance by one third, and that day will be excluded from the pricing period.

The Advances are subject to certain limitations, including that the Investor cannot purchase any shares that would result in it beneficially owning more than 4.99% of the Company’s outstanding shares of Common Stock at the time of an Advance notice or acquiring more than 19.99% of the Company’s outstanding shares of Common Stock as of the date of the SEPA I (the “Exchange Cap”). The Exchange Cap will not apply under certain circumstances, including, where the Company has obtained stockholder approval to issue in excess of the Exchange Cap in accordance with the rules of Nasdaq or such issuances do not require stockholder approval under Nasdaq’s “minimum price rule.”

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 13 – STOCKDERS’ EQUITY (continued)

The SEPA I will terminate automatically on the earlier of December 1, 2026 or when the Investor has purchased an aggregate of $3.5 million shares of the Company’s Common Stock. The Company has the right to terminate the Purchase Agreement upon five trading days’ prior written notice to the Investor.

The SEPA I provided that, subject to the satisfaction of certain conditions set forth in the SEPA I, upon the request of the Company, the Investor will advance to the Company up to $700 of the $3,500 commitment amount, with such Advances to be evidenced by a promissory note (the “Note”). The request by the Company for such Advances may only be made after the approval of the stockholders of the transactions contemplated by the SEPA I, and the Company cannot request any Advances after January 31, 2024. There is a 3% discount to the amount equal to each Note. Each Note accrues interest on the outstanding principal balance at the rate of 8% per annum. The Company is required to pay, on a monthly basis, a one tenth of the outstanding principal of each Note and accrued interest thereon either (i) in cash or (ii) by submitting an advance notice pursuant to the purchaser and selling the Investor shares, or any combination of (i) or (ii) as determined by the Company. The first payment is due 60 days after the issuance of a Note, with each subsequent payment due 30 days after the prior payment. Unless otherwise agreed by the Investor, the funds received by the Company pursuant to the SEPA I for the sale of shares will first be used to satisfy any payments due under the Note.

The conditions that must be satisfied prior to the Investor advancing the Company funds pursuant to the terms of the Note include obtaining stockholder approval of the transactions contemplated by the SEPA I (on October 2, 2023, at the annual meeting of stockholders, the stockholders approved the issuance of more than 20% of our issued and outstanding Common Stock, permitting us to request Advances from the Investor under the SEPA I that will result in the issuance of more than 20% of our issued and outstanding shares of Common Stock as of the date of the SEPA I without being subject to the Exchange Cap), the delivery by the Company to the Investor of a request to lend funds pursuant to the Note prior to January 31, 2024, no events which could have a material adverse on the Company and other conditions customary of financings of this nature.

On September 27, 2023, the Company issued 26,224 shares of Common Stock as a commitment fee to a subsidiary of the Investor. The Company determined the value of the shares issued at $123 based on the share price on the agreement date.

On October 11, 2023, the Company filed a registration statement on Form S-1 with the SEC, which was declared effective by the SEC on October 30, 2023 for the resale of up to 1,000,000 shares of Common Stock that may be offered and sold by the Investor. On October 31, 2023, the Company received a gross amount of $700 and issued the Note to the Investor pursuant to the SEPA I. The first payment under the Note was due December 31, 2023.

The Company considered the guidelines of ASC 815 and determined that the SEPA I contains both purchased put option element and a forward share issuance element, neither element qualifies for equity classification. Accordingly, the Company recognized an asset or liability with changes in fair value recoded to the statements of operations. All costs associated with the SEPA I were expensed in the statements of operations.

On each of November 6, 2023, November 20, 2023, and December 5, 2023, the Company issued 20,000 shares of Common Stock pursuant to a settlement document with respect to Advance notices delivered to the Investor. On December 7, 2023, the Company issued additional 691,000 shares of Common Stock to the Investor pursuant to settlement document with respect to Advance notices delivered to the Investor.

Total aggregated net amount received as consideration for the sale of the shares amounted to $3,499. Total expenses associated with the SEPA I amounted to $359 and were recorded in the Company’s statement of comprehensive loss under general and administrative expenses.

On December 22, 2023, the Company entered into an additional Standby Equity Purchase Agreement (the “SEPA II”) with the Investor, pursuant to which the Investor has agreed to purchase up to $20 million shares of Common Stock over the course of 36 months after the date of the SEPA II. The price of shares to be issued under the SEPA II is the same as the determination of the price under SEPA I.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 13 – STOCKDERS’ EQUITY (continued)

The SEPA II will terminate automatically on the earlier of December 22, 2027 or when the Investor has purchased an aggregate of $20 million of the Company’s shares of Common Stock. The Company has the right to terminate the SEPA II upon five trading days’ prior written notice to the Investor.

In connection with and subject to the satisfaction of certain conditions set forth in the SEPA II, upon the request of the Company, the Investor will pre-advance to the Company up to $3,000 of the $20,000 commitment amount.

The Company paid a subsidiary of the Investor a structuring fee in the amount of $10 and on December 28, 2023, the Company issued 110,554 shares of Common Stock as a commitment fee to a subsidiary of the Investor. The Company determined the value of the shares issued at $254 based on the share price on the agreement date, which was recorded as prepaid expenses in other current assets during the year ended December 31, 2023. The Company was recorded $79 in the statement of comprehensive loss under financing expenses and $175 was recorded as prepaid expenses in other current assets for the year ended December 31, 2024.

On April 4, 2024, the Company, sold a $1,500 promissory note (the “Note”) to the Investor pursuant to the terms of SEPA II in exchange for proceeds of $1,455, reflecting an original issue discount of 3% to face value of the Note.

The Note bears interest at a rate of 8% per annum and matures April 4, 2025. Commencing June 3, 2024, and every 30 days thereafter, the Company is required to pay $150, together with accrued and unpaid interest on the then outstanding principal. Payments under the Note can be made either (i) in cash or (ii) by submitting notice of an advance of shares to be issued and sold to the Investor pursuant to the SEPA II, or any combination of (i) or (ii) as determined by the Company. The entire remaining principal balance and unpaid interest amount of the Note becomes due and payable in full at maturity. The Company determined that the Note is accounted for as a liability in accordance with ASC 470 “Debt”.

The Note sets forth certain events of default, including a breach by the Company of another agreement with the Investor, the failure of the securities of the Company to remain listed on the Nasdaq and the failure of the Company to timely file periodic reports with the SEC. Upon the occurrence of an event of default, interest will accrue at a default rate of 18% per annum and the Note will become immediately due and payable, together with all costs, legal fees and expenses of collection through the date of full repayment.

As of December 31, 2024 the Company repaid all payments under the Note.

During the year ended December 31, 2024, the Company issued 6,666,667 shares of common stock, to the Investor pursuant to the terms of SEPA II valued at $2,706 for gross consideration of $3,135. Following such issuances, the Company issued the Investor the maximum shares allowed to be issued under the Company’s resale registration statement on Form S-1/A effective February 6, 2024.

15.	On July 27, 2023, the Company issued 223,008 shares of Common Stock to Yaaran pursuant to the terms of the Exchange Agreement described in note 9 above. The Company determined the value of the shares issued at $997 based on the share price on the agreement date, which was recorded as research and development expenses during the year ended December 31, 2023.

16.	On November 23, 2023, the Company entered into a consulting agreement with a consultant pursuant to which the consultant will provide the Company with public relations services for a period of three months for a one-time fee in the amount of $5 and subject to the approval of the board of directors of the Company, $10 of restricted shares of the Company’s Common Stock, valued as of the date of the agreement, such shares to be issued in equal monthly installments. On December 7, 2023, the Company issued the first tranche of 1,755 shares of the Company’s Common Stock to the consultant. The Company determined the value of the shares issued and the services provided until December 31, 2023 at $4 and recorded share base compensation expenses during the year ended December 31, 2023.

On March 18, 2024, the Company issued 3,508 shares of common stock. The Company determined the value of the shares and the services provided at $6 and recorded share based compensation expenses during the year ended December 31, 2024.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 13 – STOCKDERS’ EQUITY (continued)

17.	On December 20, 2023, the board approved the issuance of an equity grant to executive officers, directors and consultants of an aggregate of 301,284 shares of Common Stock. Such shares were issued on December 21, 2023. The Company estimated the value of the shares issued at $541 based on the share price of the date of the board approval and recorded $541 as share based compensation expenses during the year ended December 31, 2023. See also note 13(5).

18.	On September 9, 2024, the Board of directors of the Company approved the issuance of an equity grant to executive officers and consultants amounting to a total of 640,000 and 1,050,000 shares of common stock, par value $0.0001, respectively. The Company estimated the value of the shares issued at $464 based on the share price of the date of the board resolution. The value of the shares issued was recorded as share base compensation expenses during the year ended December 31, 2024.

19.	On December 23, 2024, the Company issued 350,000 shares of common stock to the Company’s chairman of the board, and 50,000 shares of common stock to each of six members of the board of directors, under the 2022 Incentive Plan. The Company estimated the value of the shares issued at $171 based on the share price of the date of the board approval and recorded $171 as share based compensation expenses during the year ended December 31, 2024.

20.	On December 10, 2024, the Company entered into a securities purchase agreement (the “Agreement”) with certain investors (the “Purchasers”) for aggregate gross proceeds of approximately $1,500 (the “Private Placement”). As part of the Private Placement, the Company issued an aggregate amount of 6,250,000 units and pre-funded warrants (collectively, the “Units”) at a purchase price of $0.24 per unit (less $0.00001 per pre-funded warrants). Each Unit consists of (i) one share of common stock, par value $0.0001 per share (the “Common Stock” and the “Purchased Stock”) and/or one pre-funded warrant to purchase one share of Common Stock (the “Pre-Funded Warrant”), and (ii) a one and a half warrant to purchase one share of Common Stock (the “Common Warrant” and together with the Pre-Funded Warrants, the “Warrants”).

The Pre-Funded Warrants are immediately exercisable at an exercise price of $0.00001 per share of Common Stock and will not expire until exercised in full. The Common Warrants have a five-year term, are immediately exercisable and have an exercise price of $0.24, subject to certain anti-dilution and stock combination event protections. As of December 31, 2024, no balances have been recorded under this Agreement. See also note 24 (1).

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)